Quarterly Report
May 31, 2021
MFS®  Value Fund
EIF-Q3

Portfolio of Investments
5/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace & Defense – 6.2%
Honeywell International, Inc.	7,265,036	$1,677,569,463
Lockheed Martin Corp.	1,476,886	564,465,829
Northrop Grumman Corp.	3,482,478	1,274,134,226
Raytheon Technologies Corp.	5,042,406	447,311,836
		$3,963,481,354
Alcoholic Beverages – 1.5%
Diageo PLC	19,540,269	$944,980,177
Brokerage & Asset Managers – 3.4%
BlackRock, Inc.	1,098,700	$963,603,848
NASDAQ, Inc.	5,846,579	979,068,119
T. Rowe Price Group, Inc.	1,188,786	227,474,201
		$2,170,146,168
Business Services – 5.7%
Accenture PLC, “A”	5,528,524	$1,559,928,332
Equifax, Inc.	3,130,997	735,909,535
Fidelity National Information Services, Inc.	5,037,259	750,450,846
Fiserv, Inc. (a)	4,938,106	568,869,811
		$3,615,158,524
Cable TV – 3.2%
Comcast Corp., “A”	34,887,602	$2,000,455,099
Chemicals – 1.9%
PPG Industries, Inc.	6,793,344	$1,220,899,784
Construction – 3.5%
Masco Corp.	8,036,738	$484,695,669
Otis Worldwide Corp.	2,521,203	197,485,831
Sherwin-Williams Co.	2,695,941	764,380,152
Stanley Black & Decker, Inc.	3,642,743	789,746,682
		$2,236,308,334
Consumer Products – 2.3%
Colgate-Palmolive Co.	5,689,044	$476,628,106
International Flavors & Fragrances, Inc.	979,034	138,699,747
Kimberly-Clark Corp.	3,990,315	521,254,849
Reckitt Benckiser Group PLC	3,928,162	355,381,694
		$1,491,964,396
Electrical Equipment – 1.4%
Johnson Controls International PLC	13,021,923	$866,478,756
Electronics – 5.0%
Analog Devices, Inc.	2,853,783	$469,732,682
Intel Corp.	9,069,539	518,052,068
NXP Semiconductors N.V.	2,670,486	564,594,150
Texas Instruments, Inc.	8,523,009	1,617,837,568
		$3,170,216,468

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.8%
ConocoPhillips	8,632,007	$481,148,070
EOG Resources, Inc.	4,533,428	364,215,606
Pioneer Natural Resources Co.	1,913,752	291,253,917
		$1,136,617,593
Energy - Integrated – 0.5%
Chevron Corp.	3,244,061	$336,701,091
Food & Beverages – 3.2%
Archer Daniels Midland Co.	5,520,987	$367,311,265
J.M. Smucker Co.	1,259,154	167,832,637
Nestle S.A.	8,228,697	1,013,424,662
PepsiCo, Inc.	3,183,502	470,967,286
		$2,019,535,850
Gaming & Lodging – 0.4%
Marriott International, Inc., “A” (a)	1,557,666	$223,649,684
Health Maintenance Organizations – 2.3%
Cigna Corp.	5,725,900	$1,482,149,215
Insurance – 8.9%
Aon PLC	5,938,266	$1,504,578,456
Chubb Ltd.	7,556,110	1,284,463,139
Marsh & McLennan Cos., Inc.	8,693,257	1,202,712,106
Progressive Corp.	8,275,010	819,887,991
Travelers Cos., Inc.	5,198,093	830,135,452
		$5,641,777,144
Machinery & Tools – 4.5%
Eaton Corp. PLC	6,725,410	$976,865,803
Illinois Tool Works, Inc.	4,694,200	1,087,927,792
Trane Technologies PLC	4,124,986	768,897,390
		$2,833,690,985
Major Banks – 8.8%
Goldman Sachs Group, Inc.	2,087,946	$776,757,671
JPMorgan Chase & Co.	17,774,539	2,919,290,285
Morgan Stanley	11,499,922	1,045,917,906
PNC Financial Services Group, Inc.	4,266,928	830,685,543
		$5,572,651,405
Medical & Health Technology & Services – 0.9%
McKesson Corp.	2,897,922	$557,531,214
Medical Equipment – 8.2%
Abbott Laboratories	8,514,872	$993,259,819
Boston Scientific Corp. (a)	14,370,458	611,462,988
Danaher Corp.	3,786,489	969,871,292
Medtronic PLC	12,559,225	1,589,872,293
Thermo Fisher Scientific, Inc.	2,239,406	1,051,401,117
		$5,215,867,509
Other Banks & Diversified Financials – 6.5%
American Express Co.	6,176,466	$989,037,501
Citigroup, Inc.	17,976,275	1,414,912,605
Moody's Corp.	1,053,318	353,230,191
Truist Financial Corp.	8,736,766	539,757,403

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
U.S. Bancorp	13,616,984	$827,640,288
		$4,124,577,988
Pharmaceuticals – 6.7%
Johnson & Johnson	13,342,936	$2,258,291,918
Merck & Co., Inc.	10,295,954	781,359,949
Pfizer, Inc.	24,340,052	942,690,214
Roche Holding AG	739,619	257,305,291
		$4,239,647,372
Railroad & Shipping – 2.0%
Canadian National Railway Co.	3,224,776	$363,013,034
Union Pacific Corp.	4,052,431	910,702,819
		$1,273,715,853
Real Estate – 0.4%
Public Storage, Inc., REIT	833,539	$235,458,097
Specialty Chemicals – 0.7%
DuPont de Nemours, Inc.	5,125,778	$433,589,561
Specialty Stores – 1.4%
Lowe's Cos., Inc.	4,709,127	$917,479,213
Telephone Services – 0.3%
Verizon Communications, Inc.	3,049,365	$172,258,629
Tobacco – 0.5%
Philip Morris International, Inc.	3,164,047	$305,109,052
Utilities - Electric Power – 6.3%
American Electric Power Co., Inc.	5,182,839	$445,724,154
Dominion Energy, Inc.	11,788,794	897,598,775
Duke Energy Corp.	13,054,233	1,308,295,231
Southern Co.	16,156,464	1,032,721,179
Xcel Energy, Inc.	4,544,843	322,138,472
		$4,006,477,811
Total Common Stocks		$62,408,574,326
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 0.03% (v)	827,430,324	$827,430,324

Other Assets, Less Liabilities – 0.3%		193,413,226
Net Assets – 100.0%		$63,429,417,876
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $827,430,324 and $62,408,574,326, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$62,408,574,326	$—	$—	$62,408,574,326
Mutual Funds	827,430,324	—	—	827,430,324
Total	$63,236,004,650	$—	$—	$63,236,004,650
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$688,394,733	$3,130,059,765	$2,991,024,174	$—	$—	$827,430,324

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$330,714	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.